UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 806
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

	Suzanne E. Werber	Boston, MA	May 7, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$1,269,194



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104   303854  2067037
SH       SOLE                                    2067037
Ascend Communications          COM              043491109    78178   934171
SH       SOLE                                     934171
BMC Software                   COM              055921100    85772  2314246
SH       SOLE                                    2314246
Dell Computer                  COM              247025109    80597  1971786
SH       SOLE                                    1971786
EMC Corp                       COM              268648102   285570  2235380
SH       SOLE                                    2235380
IMS Health                     COM              449934108    55803  1684629
SH       SOLE                                    1684629
MCI WorldCom                   COM              55268B106   151837  1714467
SH       SOLE                                    1714467
Solectron Corp                 COM              834182107   115188  2371959
SH       SOLE                                    2371959
Tellabs                        COM              879664100   111862  1144365
SH       SOLE                                    1144365
i2 Technologies                COM              465754109      532    20000
SH       SOLE                                      20000